Distribution Date:	07/12/24	COMM 2014-UBS5 Mortgage Trust
Determination Date:	07/08/24
Next Distribution Date:	08/12/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2014-UBS5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-16		David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	17-18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	24		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25	Controlling Class	CMBS Investment Holdings
Historical Liquidated Loan Detail	26	Representative
			-
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12592KAY0	1.373000%	45,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592KAZ7	3.031000%	253,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592KBA1	3.548000%	78,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12592KBB9	3.565000%	260,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12592KBC7	3.838000%	354,751,000.00	304,618,764.69	33,041,331.20	974,272.35	0.00	0.00	34,015,603.55	271,577,433.49	57.95%	30.00%
A-M	12592KBE3	4.193000%	100,916,000.00	100,916,000.00	0.00	352,617.32	0.00	0.00	352,617.32	100,916,000.00	42.33%	22.88%
B	12592KBF0	4.514000%	63,736,000.00	63,736,000.00	0.00	239,753.59	0.00	0.00	239,753.59	63,736,000.00	32.46%	18.38%
C	12592KBH6	4.611056%	53,113,000.00	53,113,000.00	0.00	204,089.20	0.00	0.00	204,089.20	53,113,000.00	24.23%	14.63%
D	12592KAG9	3.495000%	104,216,000.00	104,216,000.00	0.00	303,529.10	0.00	0.00	303,529.10	104,216,000.00	8.10%	7.27%
E*	12592KAJ3	3.495000%	36,301,000.00	36,301,000.00	0.00	58,421.43	0.00	0.00	58,421.43	36,301,000.00	2.48%	4.70%
F	12592KAL8	3.495000%	22,365,000.00	16,008,800.62	0.00	0.00	0.00	205.40	0.00	16,008,595.22	0.00%	3.13%
G	12592KAN4	3.495000%	44,261,324.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12592KAQ7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592KAU8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592KAW4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,416,359,327.00	678,909,565.31	33,041,331.20	2,132,682.99	0.00	205.40	35,174,014.19	645,868,028.71

X-A	12592KBD5	0.684716%	1,092,367,000.00	405,534,764.69	0.00	231,396.73	0.00	0.00	231,396.73	372,493,433.49
X-B-1	12592KAA2	0.097056%	63,736,000.00	63,736,000.00	0.00	5,154.99	0.00	0.00	5,154.99	63,736,000.00
X-B-2	12592KBJ2	0.739285%	157,329,000.00	157,329,000.00	0.00	96,925.78	0.00	0.00	96,925.78	157,329,000.00
X-C	12592KAC8	1.116056%	36,301,000.00	36,301,000.00	0.00	33,761.64	0.00	0.00	33,761.64	36,301,000.00
X-D	12592KAE4	1.116056%	66,626,324.00	16,008,800.62	0.00	14,888.94	0.00	0.00	14,888.94	16,008,595.22
Notional SubTotal			1,416,359,324.00	678,909,565.31	0.00	382,128.08	0.00	0.00	382,128.08	645,868,028.71

Deal Distribution Total					33,041,331.20	2,514,811.07	0.00	205.40	35,556,142.27

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592KAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592KAZ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592KBA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12592KBB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12592KBC7	858.68331503	93.13950123	2.74635547	0.00000000	0.00000000	0.00000000	0.00000000	95.88585670	765.54381380
A-M	12592KBE3	1,000.00000000	0.00000000	3.49416663	0.00000000	0.00000000	0.00000000	0.00000000	3.49416663	1,000.00000000
B	12592KBF0	1,000.00000000	0.00000000	3.76166672	0.00000000	0.00000000	0.00000000	0.00000000	3.76166672	1,000.00000000
C	12592KBH6	1,000.00000000	0.00000000	3.84254702	0.00000000	0.00000000	0.00000000	0.00000000	3.84254702	1,000.00000000
D	12592KAG9	1,000.00000000	0.00000000	2.91250000	0.00000000	0.00000000	0.00000000	0.00000000	2.91250000	1,000.00000000
E	12592KAJ3	1,000.00000000	0.00000000	1.60936145	1.30313848	8.51322608	0.00000000	0.00000000	1.60936145	1,000.00000000
F	12592KAL8	715.79703197	0.00000000	0.00000000	2.08475877	83.42457858	0.00000000	0.00918399	0.00000000	715.78784798
G	12592KAN4	0.00000000	0.00000000	0.00000000	0.00000000	94.04564920	0.00000000	0.00000000	0.00000000	0.00000000
V	12592KAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592KAU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592KAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592KBD5	371.24406421	0.00000000	0.21183058	0.00000000	0.00000000	0.00000000	0.00000000	0.21183058	340.99660049
X-B-1	12592KAA2	1,000.00000000	0.00000000	0.08088035	0.00000000	0.00000000	0.00000000	0.00000000	0.08088035	1,000.00000000
X-B-2	12592KBJ2	1,000.00000000	0.00000000	0.61607065	0.00000000	0.00000000	0.00000000	0.00000000	0.61607065	1,000.00000000
X-C	12592KAC8	1,000.00000000	0.00000000	0.93004711	0.00000000	0.00000000	0.00000000	0.00000000	0.93004711	1,000.00000000
X-D	12592KAE4	240.27741077	0.00000000	0.22346933	0.00000000	0.00000000	0.00000000	0.00000000	0.22346933	240.27432791

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	06/01/24 - 06/30/24	30	0.00	974,272.35	0.00	974,272.35	0.00	0.00	0.00	974,272.35	0.00
X-A	06/01/24 - 06/30/24	30	0.00	231,396.73	0.00	231,396.73	0.00	0.00	0.00	231,396.73	0.00
A-M	06/01/24 - 06/30/24	30	0.00	352,617.32	0.00	352,617.32	0.00	0.00	0.00	352,617.32	0.00
B	06/01/24 - 06/30/24	30	0.00	239,753.59	0.00	239,753.59	0.00	0.00	0.00	239,753.59	0.00
C	06/01/24 - 06/30/24	30	0.00	204,089.20	0.00	204,089.20	0.00	0.00	0.00	204,089.20	0.00
X-B-1	06/01/24 - 06/30/24	30	0.00	5,154.99	0.00	5,154.99	0.00	0.00	0.00	5,154.99	0.00
X-B-2	06/01/24 - 06/30/24	30	0.00	96,925.78	0.00	96,925.78	0.00	0.00	0.00	96,925.78	0.00
X-C	06/01/24 - 06/30/24	30	0.00	33,761.64	0.00	33,761.64	0.00	0.00	0.00	33,761.64	0.00
X-D	06/01/24 - 06/30/24	30	0.00	14,888.94	0.00	14,888.94	0.00	0.00	0.00	14,888.94	0.00
D	06/01/24 - 06/30/24	30	0.00	303,529.10	0.00	303,529.10	0.00	0.00	0.00	303,529.10	0.00
E	06/01/24 - 06/30/24	30	261,733.39	105,726.66	0.00	105,726.66	47,305.23	0.00	0.00	58,421.43	309,038.62
F	06/01/24 - 06/30/24	30	1,819,165.07	46,625.63	0.00	46,625.63	46,625.63	0.00	0.00	0.00	1,865,790.70
G	N/A	N/A	4,162,584.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,162,584.95
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			6,243,483.41	2,608,741.93	0.00	2,608,741.93	93,930.86	0.00	0.00	2,514,811.07	6,337,414.27

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592KBE3	4.193000%	100,916,000.00	100,916,000.00	0.00	352,617.32	0.00	0.00	352,617.32	100,916,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592KBF0	4.514000%	63,736,000.00	63,736,000.00	0.00	239,753.59	0.00	0.00	239,753.59	63,736,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592KBH6	4.611056%	53,113,000.00	53,113,000.00	0.00	204,089.20	0.00	0.00	204,089.20	53,113,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			217,765,000.03	217,765,000.00	0.00	796,460.11	0.00	0.00	796,460.11	217,765,000.00

Exchangeable Certificate Details
PEZ	12592KBG8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	12592KBG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	35,556,142.27
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,619,054.74	Master Servicing Fee	6,691.60
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,600.43
Interest Adjustments	(792.42)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	282.88
ARD Interest	0.00	Operating Advisor Fee	735.49
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,618,262.32	Total Fees	9,520.39

Principal		Expenses/Reimbursements
Scheduled Principal	32,863,976.15	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	59,125.93
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	34,804.93
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(205.40)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	468,314.99	Rating Agency Expenses	0.00
Principal Adjustments	(290,754.54)	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	33,041,331.20	Total Expenses/Reimbursements	93,930.86

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,514,811.07
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	33,041,331.20
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	35,556,142.27
Total Funds Collected	35,659,593.52	Total Funds Distributed	35,659,593.52

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	678,909,565.31	678,909,565.31	Beginning Certificate Balance	678,909,565.31
(-) Scheduled Principal Collections	32,863,976.15	32,863,976.15	(-) Principal Distributions	33,041,331.20
(-) Unscheduled Principal Collections	468,314.99	468,314.99	(-) Realized Losses	205.40
(-) Principal Adjustments (Cash)	(290,754.54)	(290,754.54)	Realized Loss and Realized Loss Adjustments on Collateral	205.40
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	205.40	205.40	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	645,868,028.71	645,868,028.71	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	681,880,530.03	681,880,530.03	Ending Certificate Balance	645,868,028.71
Ending Actual Collateral Balance	648,787,395.97	648,787,395.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.61%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	53,609,296.46	8.30%	2	5.0760	NAP	Defeased	6	53,609,296.46	8.30%	2	5.0760	NAP
7,499,999 or less	6	33,557,204.79	5.20%	2	4.5986	1.796866	1.24 or less	9	190,208,576.30	29.45%	1	4.7033	0.749052
7,500,000 to 14,999,999	6	57,170,995.70	8.85%	1	4.6777	1.734058	1.25 to 1.29	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	4	76,698,142.84	11.88%	2	4.9538	0.966671	1.30 to 1.39	1	3,342,482.71	0.52%	1	5.2000	1.363000
25,000,000 to 49,999,999	6	190,440,229.81	29.49%	2	4.7181	1.218495	1.40 to 1.49	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 to 74,999,999	2	114,392,159.11	17.71%	0	4.5212	1.903837	1.50 to 1.74	5	56,226,720.83	8.71%	1	4.6720	1.597286
75,000,000 or greater	1	120,000,000.00	18.58%	2	4.1250	3.788600	1.75 to 1.99	2	102,126,699.53	15.81%	2	4.7905	1.804996
Totals	31	645,868,028.71	100.00%	1	4.6209	1.887276	2.00 or greater	8	240,354,252.88	37.21%	1	4.3622	2.982529
							Totals	31	645,868,028.71	100.00%	1	4.6209	1.887276
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	53,609,296.46	8.30%	2	5.0760	NAP
							Defeased	8	53,609,296.46	8.30%	2	5.0760	NAP
Alabama	3	22,200,217.17	3.44%	0	4.8184	1.636733
							Industrial	1	4,502,177.58	0.70%	2	4.7100	2.131400
California	6	145,689,504.44	22.56%	2	4.7044	1.457216
							Lodging	5	192,371,881.78	29.79%	2	4.3291	2.736534
Colorado	4	13,189,126.62	2.04%	0	4.5695	1.849676
							Multi-Family	1	6,568,943.74	1.02%	2	4.4030	3.175400
Florida	3	153,512,550.91	23.77%	2	4.2671	3.162196
							Office	26	288,168,448.74	44.62%	1	4.7296	1.599851
Georgia	5	53,899,380.92	8.35%	1	4.4968	1.434697
							Retail	8	91,832,463.21	14.22%	2	4.6483	1.113768
Michigan	1	1,446,861.49	0.22%	(3)	4.6266	2.061900
							Self Storage	1	8,814,817.19	1.36%	1	4.5000	2.025000
Mississippi	1	2,825,000.00	0.44%	(1)	4.5100	2.310700
							Totals	50	645,868,028.71	100.00%	1	4.6209	1.887276
Missouri	1	4,717,583.81	0.73%	(3)	4.6266	2.061900

Nebraska	2	5,420,636.33	0.84%	(3)	4.6266	2.061900

New Jersey	2	69,070,526.00	10.69%	2	4.9595	1.319488

New York	1	5,858,770.34	0.91%	(3)	4.6266	2.061900

North Carolina	1	4,814,052.55	0.75%	1	4.7465	1.729100

Ohio	3	32,570,430.03	5.04%	2	4.5696	1.930364

Oklahoma	1	4,737,962.17	0.73%	(3)	4.6266	2.061900

Tennessee	3	12,031,255.37	1.86%	(2)	4.5733	2.175637

Texas	1	26,382,787.90	4.08%	0	4.7000	0.556700

Virginia	2	16,242,719.09	2.51%	(1)	4.5579	2.041875

Wisconsin	2	17,649,367.10	2.73%	2	4.5146	0.771578

Totals	50	645,868,028.71	100.00%	1	4.6209	1.887276

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	53,609,296.46	8.30%	2	5.0760	NAP	Defeased	6	53,609,296.46	8.30%	2	5.0760	NAP
	4.7499% or less	18	457,209,413.60	70.79%	1	4.4171	2.098220	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	4	69,113,648.13	10.70%	2	4.8067	1.131542	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	3	65,935,670.52	10.21%	2	5.4696	1.524409	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	645,868,028.71	100.00%	1	4.6209	1.887276	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	25	592,258,732.25	91.70%	1	4.5797	1.921532
								Totals	31	645,868,028.71	100.00%	1	4.6209	1.887276
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	53,609,296.46	8.30%	2	5.0760	NAP	Defeased	6	53,609,296.46	8.30%	2	5.0760	NAP
	60 months or less	25	592,258,732.25	91.70%	1	4.5797	1.921532	Interest Only	1	120,000,000.00	18.58%	2	4.1250	3.788600
	61 to 118 months	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	24	472,258,732.25	73.12%	1	4.6953	1.447113
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	645,868,028.71	100.00%	1	4.6209	1.887276	Totals	31	645,868,028.71	100.00%	1	4.6209	1.887276
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	53,609,296.46	8.30%	2	5.0760	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	1	10,313,932.60	1.60%	2	4.5890	0.802500
	1 year or less	23	555,562,011.75	86.02%	1	4.5738	2.007120
	2 years or greater	1	26,382,787.90	4.08%	0	4.7000	0.556700
	Totals	31	645,868,028.71	100.00%	1	4.6209	1.887276
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656100286	LO	Miami Beach	FL	Actual/360	4.125%	412,500.00	0.00	0.00	N/A	09/06/24	--	120,000,000.00	120,000,000.00	06/06/24
4	656100291	OF	San Diego	CA	Actual/360	4.423%	219,159.19	94,025.58	0.00	N/A	09/06/24	--	59,454,499.68	59,360,474.10	07/06/24
7	301991002	OF	Various	Various	Actual/360	4.627%	212,066.83	177,560.45	(290,754.54)	04/06/24	04/06/29	--	55,209,245.46	55,031,685.01	06/06/24
8	302501008	OF	Hamilton	NJ	Actual/360	5.300%	188,884.16	0.00	0.00	N/A	09/06/24	--	42,766,225.43	42,766,225.43	07/06/24
10	302501010	OF	Kennesaw	GA	Actual/360	4.360%	137,188.85	67,840.83	0.00	N/A	08/01/24	--	37,758,398.19	37,690,557.36	06/01/24
12	301880015	OF	Pleasant Hill	CA	Actual/360	4.540%	107,980.18	70,192.50	0.00	N/A	09/06/24	--	28,541,016.47	28,470,823.97	07/06/24
14	301880014	LO	Miami Beach	FL	Actual/360	4.800%	115,495.99	48,461.93	0.00	N/A	09/06/24	--	28,873,996.51	28,825,534.58	06/06/24
15	302501015	OF	Dallas	TX	Actual/360	4.700%	103,536.47	52,054.87	0.00	N/A	07/06/24	--	26,434,842.77	26,382,787.90	07/06/21
16	302501016	RT	Toms River	NJ	Actual/360	4.406%	96,777.27	53,557.35	0.00	N/A	09/06/24	--	26,357,857.92	26,304,300.57	12/06/22
18	301880016	LO	Columbus	OH	Actual/360	4.610%	89,849.95	46,159.22	0.00	N/A	09/06/24	--	23,388,273.27	23,342,114.05	07/06/24
20	406100226	OF	Beverly Hills	CA	Actual/360	5.881%	97,290.57	24,879.88	0.00	N/A	08/06/24	--	19,851,842.26	19,826,962.38	05/06/24
21	302501021	RT	Madera	CA	Actual/360	4.782%	72,440.54	37,517.16	0.00	N/A	09/06/24	--	18,176,402.97	18,138,885.81	07/06/24
23	302501023	LO	Newark	CA	Actual/360	4.482%	57,632.33	38,440.42	0.00	N/A	08/06/24	--	15,428,621.02	15,390,180.60	07/06/24
25	407000287	RT	Birmingham	AL	Actual/360	4.800%	54,163.32	32,406.46	0.00	N/A	08/06/24	--	13,540,828.81	13,508,422.35	07/06/24
27	406100229	OF	Flushing	NY	Actual/360	5.150%	56,989.43	30,374.77	0.00	N/A	08/06/24	--	13,279,091.44	13,248,716.67	07/06/24
28	406100235	IN	Wyoming	MI	Actual/360	4.778%	54,237.28	26,241.02	0.00	N/A	09/06/24	--	13,621,753.15	13,595,512.13	07/06/24
29	302501029	MF	Indianapolis	IN	Actual/360	4.800%	51,574.20	12,893,549.77	0.00	N/A	07/06/24	--	12,893,549.77	0.00	07/06/24
34	406100209	OF	Palo Alto	CA	Actual/360	5.089%	47,262.66	21,118.10	0.00	N/A	10/06/24	--	11,144,664.01	11,123,545.91	07/06/24
35	302501035	RT	Plano	TX	Actual/360	4.651%	41,279.03	10,650,361.84	0.00	N/A	07/06/24	--	10,650,361.84	0.00	07/06/24
36	406100233	OF	Milwaukee	WI	Actual/360	4.589%	39,525.99	21,912.47	0.00	N/A	09/06/24	--	10,335,845.07	10,313,932.60	04/06/24
42	302501042	SS	Chesapeake	VA	Actual/360	4.500%	33,127.05	19,061.54	0.00	N/A	08/01/24	--	8,833,878.73	8,814,817.19	07/01/24
43	301880011	RT	Augusta	GA	Actual/360	4.890%	35,278.15	16,408.46	0.00	N/A	09/06/24	--	8,657,213.85	8,640,805.39	07/06/24
44	302501044	RT	Aurora	CO	Actual/360	4.519%	26,403.70	17,268.38	0.00	N/A	09/06/24	--	7,011,382.09	6,994,113.71	07/06/24
45	406100224	RT	Lilburn	GA	Actual/360	4.729%	29,882.90	14,869.98	0.00	N/A	07/06/24	--	7,582,888.15	7,568,018.17	06/06/24
46	302501046	OF	Various	Various	Actual/360	4.510%	31,288.12	0.00	0.00	06/06/24	06/06/31	--	8,325,000.00	8,325,000.00	05/06/24
47	301880012	RT	Greendale	WI	Actual/360	4.410%	27,005.87	13,102.27	0.00	N/A	09/06/24	--	7,348,536.77	7,335,434.50	07/06/24
48	301880010	MF	Reynoldsburg	OH	Actual/360	4.403%	24,155.08	14,316.97	0.00	N/A	09/06/24	--	6,583,260.71	6,568,943.74	07/06/24
52	406100230	RT	Houston	TX	Actual/360	5.223%	30,302.48	10,987.46	0.00	N/A	08/06/24	--	6,962,085.95	6,951,098.49	07/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
55	302501056	LO	Leland	NC	Actual/360	4.747%	19,111.95	17,790.12	0.00	N/A	08/06/24	--	4,831,842.67	4,814,052.55	07/06/24
56	407000308	LO	Waxahachie	TX	Actual/360	5.106%	20,008.68	4,702,393.37	0.00	N/A	09/06/24	07/06/24	4,702,393.37	0.00	07/06/24
59	406100236	MU	Melbourne	FL	Actual/360	5.600%	20,880.85	15,083.43	0.00	N/A	09/06/24	--	4,474,467.28	4,459,383.85	07/06/24
62	406100232	IN	El Cajon	CA	Actual/360	4.710%	17,705.49	8,775.70	0.00	N/A	09/06/24	--	4,510,953.28	4,502,177.58	07/06/24
63	302501063	RT	Brentwood	TN	Actual/360	4.974%	17,572.97	8,519.67	0.00	N/A	09/06/24	--	4,239,559.08	4,231,039.41	06/06/24
64	302501064	IN	Peachtree City	GA	Actual/360	4.810%	15,169.41	3,784,468.58	0.00	N/A	09/01/24	07/01/24	3,784,468.58	0.00	07/01/24
65	302501065	RT	Millbrook	AL	Actual/360	5.200%	14,535.38	11,836.05	0.00	N/A	08/06/24	--	3,354,318.76	3,342,482.71	06/06/24
Totals							2,618,262.32	33,041,536.60	(290,754.54)				678,909,565.31	645,868,028.71
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	54,424,057.38	54,270,454.13	04/01/23	03/31/24	--	0.00	0.00	411,500.00	411,500.00	0.00	0.00
4	6,990,461.63	1,657,253.37	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	37,194,309.00	0.00	--	--	--	0.00	0.00	211,714.58	211,714.58	0.00	0.00
8	4,894,528.38	1,219,051.09	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,078,021.34	723,043.34	01/01/24	03/31/24	--	0.00	0.00	204,715.03	204,715.03	0.00	0.00
12	3,693,248.55	1,147,978.99	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,695,170.37	0.00	--	--	02/06/24	0.00	43,094.58	163,717.30	163,717.30	0.00	0.00
15	8,441,463.00	972,517.00	01/01/20	03/31/20	07/08/24	9,300,260.70	350,505.86	118,912.38	5,278,826.45	0.00	0.00
16	980,049.00	0.00	--	--	04/08/23	6,217,674.57	203,559.94	127,227.74	2,686,213.66	573,178.92	0.00
18	2,971,905.00	2,860,479.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,293,932.85	0.00	--	--	--	0.00	0.00	121,922.30	243,583.40	2,836.91	0.00
21	1,773,375.35	327,844.25	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	816,958.30	716,454.30	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,634,937.31	430,391.58	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,278,504.12	296,145.89	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	411,349.82	356,685.91	01/01/23	06/30/23	--	0.00	0.00	61,309.26	184,053.59	0.00	0.00
42	1,286,141.55	321,283.25	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,425,156.00	399,446.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	897,961.00	250,028.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	980,882.20	244,752.57	01/01/24	03/31/24	--	0.00	0.00	44,689.69	44,689.69	0.00	0.00
46	875,626.00	220,544.00	01/01/24	03/31/24	--	0.00	0.00	31,184.06	63,478.11	0.00	0.00
47	701,746.68	103,176.19	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,085,319.98	380,996.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	778,813.68	885,160.68	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	732,779.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	25,827.67	25,827.67	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	474,522.42	0.00	--	--	--	0.00	0.00	26,343.48	26,343.48	0.00	0.00
Totals	140,811,220.09	67,783,686.79				15,517,935.27	597,160.38	1,549,063.49	9,544,662.96	576,015.83	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
7	301991002	468,314.99	Partial Liquidation (Curtailment)	0.00	0.00
Totals		468,314.99		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/12/24	2	28,151,962.38	1	10,313,932.60	1	26,304,300.57	0	0.00	1	26,382,787.90	0	0.00	1	468,314.99	0	0.00	4.620913%	4.540967%	1
06/12/24	1	55,209,245.46	1	10,335,845.07	2	52,792,700.69	0	0.00	1	26,434,842.77	0	0.00	0	0.00	1	5,542,428.18	4.629285%	4.552360%	2
05/10/24	2	30,229,310.22	0	0.00	2	52,891,249.63	0	0.00	1	26,483,250.51	0	0.00	0	0.00	3	15,228,031.41	4.586132%	4.517543%	3
04/12/24	0	0.00	1	19,897,578.85	3	63,374,200.34	0	0.00	1	26,534,913.44	0	0.00	0	0.00	0	0.00	4.592704%	4.529261%	4
03/12/24	0	0.00	2	30,316,885.91	2	53,093,845.61	0	0.00	1	26,582,917.80	0	0.00	0	0.00	1	4,384,581.55	4.592940%	4.529775%	5
02/12/24	1	19,946,454.49	1	10,421,371.13	2	53,204,624.89	0	0.00	1	26,637,656.01	0	0.00	0	0.00	0	0.00	4.596573%	4.539310%	6
01/12/24	0	0.00	1	10,441,548.36	2	53,301,565.93	0	0.00	1	26,685,246.23	0	0.00	0	0.00	0	0.00	4.618729%	4.563811%	7
12/12/23	1	10,461,646.17	0	0.00	2	53,398,128.61	0	0.00	1	26,732,644.62	0	0.00	0	0.00	0	0.00	4.618740%	4.563833%	8
11/10/23	1	10,482,995.91	0	0.00	2	53,501,054.62	0	0.00	1	26,783,334.57	0	0.00	0	0.00	0	0.00	4.618755%	4.563858%	9
10/13/23	0	0.00	0	0.00	2	53,596,838.65	0	0.00	1	26,830,337.57	0	0.00	0	0.00	0	0.00	4.618765%	4.563880%	10
09/12/23	1	10,524,123.04	0	0.00	2	53,699,013.97	0	0.00	2	26,880,646.38	0	0.00	0	0.00	1	0.00	4.618780%	4.563905%	11
08/11/23	1	10,543,895.83	0	0.00	3	75,644,139.11	0	0.00	2	48,777,370.91	0	0.00	0	0.00	1	11,286,560.42	4.629091%	4.583321%	12
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	656100286	06/06/24	0	B	411,500.00	411,500.00	0.00	120,000,000.00
7	301991002	06/06/24	0	B	211,714.58	211,714.58	0.00	55,031,685.01	09/01/23	11
10	302501010	06/01/24	0	B	204,715.03	204,715.03	0.00	37,758,398.19
14	301880014	06/06/24	0	B	163,717.30	163,717.30	8,100.00	28,873,996.51	11/18/22	1
15	302501015	07/06/21	35	5	118,912.38	5,278,826.45	1,468,886.49	28,080,988.70	05/20/20	7			11/02/21
16	302501016	12/06/22	18	6	127,227.74	2,686,213.66	625,245.72	27,263,772.49	05/14/20	98
20	406100226	05/06/24	1	1	121,922.30	243,583.40	2,836.91	19,872,951.28	02/28/24	13
36	406100233	04/06/24	2	2	61,309.26	184,053.59	0.00	10,378,109.78	02/25/19	98
45	406100224	06/06/24	0	5	44,689.69	44,689.69	0.00	7,582,888.15
46	302501046	05/06/24	1	1	31,184.06	63,478.11	0.00	8,325,000.00
63	302501063	06/06/24	0	B	25,827.67	25,827.67	0.00	4,239,559.08
65	302501065	06/06/24	0	B	26,343.48	26,343.48	0.00	3,354,318.76
Totals					1,549,063.49	9,544,662.96	2,105,069.12	350,761,667.95
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		33,950,806	0	7,568,018		26,382,788
0 - 6 Months		548,560,538	492,115,342	56,445,196		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		55,031,685	55,031,685	0		0
> 60 Months		8,325,000	0	8,325,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	645,868,029	554,715,045	28,151,962	10,313,933	26,304,301	26,382,788
Jun-24	678,909,565	560,571,774	55,209,245	10,335,845	26,357,858	26,434,843
May-24	806,948,230	723,827,670	30,229,310	0	26,407,999	26,483,251
Apr-24	906,514,472	823,242,693	0	19,897,579	36,839,287	26,534,913
Mar-24	912,755,242	829,344,510	0	30,316,886	26,510,928	26,582,918
Feb-24	923,578,712	840,006,262	19,946,454	10,421,371	26,566,969	26,637,656
Jan-24	991,865,972	928,122,857	0	10,441,548	26,616,320	26,685,246
Dec-23	993,247,934	929,388,159	10,461,646	0	26,665,484	26,732,645
Nov-23	994,717,048	930,732,998	10,482,996	0	26,717,720	26,783,335
Oct-23	996,087,554	942,490,715	0	0	26,766,501	26,830,338
Sep-23	997,545,625	933,322,488	10,524,123	0	26,818,368	26,880,646
Aug-23	1,020,754,879	934,566,844	10,543,896	0	26,866,768	48,777,371
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	301991002	55,031,685.01	55,031,685.01	540,100,000.00	03/01/14	37,194,309.00	2.06190	12/31/23	04/06/29	(119)
14	301880014	28,825,534.58	28,873,996.51	40,000,000.00	03/05/24	1,443,086.37	0.73340	12/31/23	09/06/24	241
15	302501015	26,382,787.90	28,080,988.70	64,800,000.00	03/13/24	779,635.00	0.55670	03/31/20	07/06/24	241
16	302501016	26,304,300.57	27,263,772.49	25,600,000.00	02/04/24	762,282.00	0.42250	12/31/23	09/06/24	241
20	406100226	19,826,962.38	19,872,951.28	29,000,000.00	09/13/17	1,174,820.85	0.80360	12/31/23	08/06/24	241
36	406100233	10,313,932.60	10,378,109.78	17,500,000.00	07/01/14	295,842.91	0.80250	06/30/23	09/06/24	241
Totals		166,685,203.04	169,501,503.77	717,000,000.00		41,649,976.13

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	301991002	OF	Various	09/01/23	11
	Loan payments remain current through June and lender is evaluating partial release request.

14	301880014	LO	FL	11/18/22	1

Loan re-transferred to Special Servicing due to a Judgement lien being attached to the Borrower. Currently reviewing all options. Loan remains current and Lender continues monitoring litigation. Borrower submitted a request for a loan extension.

	Approval is being finalized for the loan extension.

15	302501015	OF	TX	05/20/20	7

The subject loan transferred to special servicing 5/20/20 for imminent monetary default. The collateral is a leasehold interest in a 724K SF CBD office property built in 1982 located in Dallas. TX. Lender was the winning bidder in the foreclosure auction held on 11/2/21 and asset became REO effective 11/3/21. Lender worked with the property management and leasing teams to stabilize the asset and establish positive relationships with local brokers and prospective tenants in the market. Lender is currently holding +/-$5.7MM in Reserve Funds, +/-$3.2MM in Suspense Funds and roughly $10.7MM in the property bank accounts. Lender recently executed a 2,325 SF lease and continues to aggressively pursue all requirements. Lender is working on various projects at the property including reopening the lobby cafe, updating the cooling towers, white boxing available space and updating plans for a new amenity floor. White boxing of the 33rd floor is

	complete. Lender is currently in the process of hiring a new leasing broker.
16	302501016	RT	NJ	05/14/20	98

Loan transferred to special servicing in August 2020 after failing to make the June 2020 payment as a result of COVID-19. After numerous discussions between Borrower and Special Servicer, both parties tentatively agreed on a loan modification whereby the loan would be brought current. After Special Servicer's counsel drafted the agreement, borrower decided not to move forward with the bring current. CBRE is in-place as receiver and foreclosure litigation is ongoing. A

	listing agreement regarding a receive r sale of the property has been fully executed and the property is being marketed for sale. Special servicer currently marketing the collateral for sale.

20	406100226	OF	CA	02/28/24	13
	The Loan transferred to Special Servicing on 2/28/2024, due to Payment Default. PNL was received. Borrower wants an extension through the ground lease reset. Negotiations are in process.

36	406100233	OF	WI	02/25/19	98

Loan transferred for Imminent Non-Monetary Default as tenancy declined due to the impacts of the COVID-19 pandemic. The Loan is in cash management. A lease was approved which will take DSCR over 1.0x in 2024. Borrower made a

	request for an extension and Special Servicer is evaluating the request.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	656100286	120,000,000.00	4.12500%	120,000,000.00	4.12500%	10	05/01/20	05/06/20	07/06/20
1	656100286	120,000,000.00	4.12500%	120,000,000.00	4.12500%	10	07/06/20	05/06/20	05/01/20
2	302501002	74,071,251.43	4.13000%	74,071,251.43	4.13000%	10	05/01/20	05/01/20	07/06/20
2	302501002	73,438,592.50	4.13000%	73,336,063.48	4.13000%	10	07/06/20	05/01/20	05/01/20
6	302501006	0.00	4.99500%	0.00	4.99500%	10	06/30/20	06/30/20	--
6	302501006	0.00	4.99500%	0.00	4.99500%	10	10/25/21	06/30/20	--
14	301880014	0.00	4.80000%	0.00	4.80000%	10	11/30/21	08/06/20	--
18	301880016	0.00	4.61000%	0.00	4.61000%	10	03/08/22	03/08/22	--
21	302501021	19,733,141.87	4.78250%	19,733,141.87	4.78250%	10	06/01/20	06/06/20	08/06/20
21	302501021	19,583,257.11	4.78250%	19,553,948.43	4.78250%	10	08/06/20	06/06/20	06/01/20
Totals		213,804,393.30		213,804,393.30
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	406100165	08/12/21	29,859,405.94	8,700,000.00	11,450,774.39	713,570.68	11,450,774.39	10,737,203.71	19,122,202.23	(205.40)	(162,530.84)	19,284,733.07	58.43%
19	302501019	09/12/23	21,850,113.78	9,600,000.00	246,378.95	4,459,324.07	246,378.95	(4,212,945.12)	21,850,113.78	0.00	(24,881.70)	21,874,995.48	85.44%
31	406100220	11/14/22	11,166,170.04	10,400,000.00	13,377,118.08	316,064.53	13,377,118.08	13,061,053.55	0.00	0.00	0.00	0.00	0.00%
49	407000284	12/11/20	6,773,014.55	3,500,000.00	2,497,822.42	709,988.62	2,497,822.42	1,787,833.80	4,985,180.75	0.00	191,802.27	4,793,378.48	62.45%
68	302501068	11/15/21	2,762,798.76	2,900,000.00	3,006,419.93	755,239.97	3,006,419.93	2,251,179.96	511,618.80	0.00	75,680.20	435,938.60	12.10%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			72,411,503.07	35,100,000.00	30,578,513.77	6,954,187.87	30,578,513.77	23,624,325.90	46,469,115.56	(205.40)	80,069.93	46,389,045.63

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
13	406100165	07/12/24	0.00	0.00	19,284,733.07	0.00	0.00	205.40	0.00	0.00	19,284,733.07
		11/10/23	0.00	0.00	19,284,527.67	0.00	0.00	(11,372.71)	0.00	0.00
		10/13/21	0.00	0.00	19,295,900.38	0.00	0.00	173,698.15	0.00	0.00
		08/12/21	0.00	0.00	19,122,202.23	0.00	0.00	19,122,202.23	0.00	0.00
19	302501019	02/12/24	0.00	0.00	21,874,995.48	0.00	0.00	24,881.70	0.00	15,738.75	22,890,734.23
		09/12/23	0.00	0.00	21,850,113.78	0.00	0.00	21,850,113.78	0.00	1,000,000.00
31	406100220	11/14/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	407000284	10/13/23	0.00	0.00	4,793,378.48	0.00	0.00	(5,487.87)	0.00	0.00	4,793,378.48
		09/12/23	0.00	0.00	4,798,866.35	0.00	0.00	5,487.87	0.00	0.00
		08/11/23	0.00	0.00	4,793,378.48	0.00	0.00	5,487.87	0.00	0.00
		06/12/23	0.00	0.00	4,787,890.61	0.00	0.00	(1,960.58)	0.00	0.00
		03/10/23	0.00	0.00	4,789,851.19	0.00	0.00	(45,382.44)	0.00	0.00
		10/13/22	0.00	0.00	4,835,233.63	0.00	0.00	(149,947.12)	0.00	0.00
		12/11/20	0.00	0.00	4,985,180.75	0.00	0.00	4,985,180.75	0.00	0.00
68	302501068	08/11/23	0.00	0.00	435,938.60	0.00	0.00	405.74	0.00	0.00	435,938.60
		05/12/23	0.00	0.00	435,532.86	0.00	0.00	(76,085.94)	0.00	0.00
		11/15/21	0.00	0.00	511,618.80	0.00	0.00	511,618.80	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	205.40	0.00	0.00	205.40
Cumulative Totals			0.00	0.00	46,389,045.63	0.00	0.00	46,389,045.63	0.00	1,015,738.75	47,404,784.38

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	11,501.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	6,015.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	5,507.26	0.00	0.00	36,348.52	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	5,491.22	0.00	0.00	22,777.41	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	4,135.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	2,153.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	34,804.93	0.00	0.00	59,125.93	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		93,930.86

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Supplemental Notes
None

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